Taxation - Schedule of Taxation (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxation [Abstract]
Standard rate of corporation tax	25.00%	23.52%	19.00%